SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies Textual Abstract
Inventory Write-down	$ 398	$ 502	$ 252
Deferred revenue recognized	$ 435
Revenue Recognition Recognized	the estimated revenue expected to be recognized in the future related to the service type warranty amounts to $3.1 million, which will be fulfilled over one to five years.
Severance Pay Monthly Deposit By Employees Percentage	8.33%
Severance pay expense	$ 114	113	104
Royalty expenses	17	$ 7	14
Rental Revenue For Anti Gravity Products	$ 249
Warrants and rights outstanding			$ 15,083,611
Minimum [Member]
Significant Accounting Policies Textual Abstract
Leases agreement term	12 years
Maximum [Member]
Significant Accounting Policies Textual Abstract
Leases agreement term	42 years
Re Store Product [Member]
Significant Accounting Policies Textual Abstract
Service policy	2 years
SCI Products [Member]
Significant Accounting Policies Textual Abstract
Service policy	5 years